Principal subsidiaries - Additional Information (Details) - Amended and restated shareholders agreement - Erdenes Oyu Tolgoi LLC $ in Billions	Jan. 25, 2022 USD ($)
Disclosure of subsidiaries [line items]
Loan amount waived off	$ 2.4
Accrued interest	$ 1.0